Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 81,803		$ 94,072		$ 2,913
Noncurrent assets	424,377		383,056		15,113
Current liabilities	73,223		66,143		2,608
Noncurrent liabilities	45,684		26,713		1,627
Equity attributable to the parent	376,115		374,157		13,394
NONCONTROLLING INTERESTS	11,158		10,115		$ 397
NET INCOME	34,704	$ 1,236	33,921	$ 38,581
Profit attributable to the parent	33,419	1,190	32,947	37,557
Profit attributable to noncontrolling interests	1,285	46	974	1,024
Other comprehensive income (loss) for the year	1,290	46	1,328	(1,014)
Total comprehensive income attributable to the parent	34,713	1,236	34,282	36,552
Total comprehensive income attributable to noncontrolling interests	1,281	46	967	1,015
TOTAL COMPREHENSIVE INCOME	35,994	1,282	35,249	37,567
Net cash flow from operating activities	74,456	2,652	72,427	66,366
Net cash flow from investing activities	(68,254)	(2,431)	(27,127)	(32,614)
Net cash flow from financing activities	(9,802)	(349)	(38,934)	(35,035)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(30)	(1)	39	103
Net cash inflow	(3,630)	$ (129)	6,405	(1,180)
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	6,834		6,751
Noncurrent assets	3,194		3,173
Current liabilities	3,854		3,637
Noncurrent liabilities	416		590
Equity attributable to the parent	1,569		1,551
NONCONTROLLING INTERESTS	4,189		4,146
Revenues and income	27,232		29,131	31,540
Costs and expenses	26,797		28,725	31,081
NET INCOME	435		406	459
Profit attributable to the parent	123		115	133
Profit attributable to noncontrolling interests	312		291	326
Other comprehensive income (loss) attributable to the parent	1		(7)	(2)
Other comprehensive income (loss) attributable to noncontrolling interests	2		22	(10)
Other comprehensive income (loss) for the year	3		15	(12)
Total comprehensive income attributable to the parent	124		108	131
Total comprehensive income attributable to noncontrolling interests	314		313	316
TOTAL COMPREHENSIVE INCOME	438		421	447
Net cash flow from operating activities	862		538	696
Net cash flow from investing activities	54		235	(13)
Net cash flow from financing activities	(687)		(718)	(491)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		0	1
Net cash inflow	229		55	193
Dividends paid to noncontrolling interests	269		269	587
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	4,122		3,710
Noncurrent assets	4,013		4,044
Current liabilities	1,115		1,316
Noncurrent liabilities	12		22
Equity attributable to the parent	2,402		2,199
NONCONTROLLING INTERESTS	4,606		4,217
Revenues and income	4,221		3,404	3,299
Costs and expenses	3,301		2,775	2,549
NET INCOME	920		629	750
Profit attributable to the parent	316		215	273
Profit attributable to noncontrolling interests	604		414	477
Other comprehensive income (loss) attributable to the parent	0		(1)	0
Other comprehensive income (loss) attributable to noncontrolling interests	0		(2)	0
Other comprehensive income (loss) for the year	0		(3)	0
Total comprehensive income attributable to the parent	316		214	273
Total comprehensive income attributable to noncontrolling interests	604		412	477
TOTAL COMPREHENSIVE INCOME	920		626	750
Net cash flow from operating activities	1,483		507	862
Net cash flow from investing activities	(533)		(1,426)	(733)
Net cash flow from financing activities	(349)		(349)	(328)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1		(5)	1
Net cash inflow	602		(1,273)	(198)
Dividends paid to noncontrolling interests	$ 216		$ 216	$ 210